Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Beginning of year	$ 1,136,374,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	(116,395,000)
Recognized in earnings	24,508,000
Acquisitions	2,528,000
Provisions used during the period	(28,492,000)
Unwinding of discount	28,979,000
Effect of movements in exchange rates	23,528,000
End of period	1,071,030,000
Current	48,305,000	$ 46,365,000
Non-current	1,022,725,000	1,090,009,000
Outstanding letters of credit facility	1,593,379,000	1,573,873,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	1,126,969,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	(116,395,000)
Recognized in earnings	22,944,000
Acquisitions	2,528,000
Provisions used during the period	(27,159,000)
Unwinding of discount	28,681,000
Effect of movements in exchange rates	23,528,000
End of period	1,061,096,000
Current	46,004,000
Non-current	1,015,092,000
Estimated total future decommissioning and reclamation costs	$ 1,356,092,000	1,100,378,000
Description of period, majority of expenditures will occur after	2028
Outstanding letters of credit facility	$ 1,035,348,000	1,007,009,000
Changes In Other Provisions	90,923,000
Reclamation [Member] | Uranium [member]
Provisions [Line Items]
Beginning of year	900,482,000
Changes in estimates and discont rates [Abstract]
End of period	870,877,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	226,487,000
Changes in estimates and discont rates [Abstract]
End of period	190,219,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	9,405,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	1,564,000
Acquisitions	0
Provisions used during the period	(1,333,000)
Unwinding of discount	298,000
Effect of movements in exchange rates	0
End of period	9,934,000
Current	2,301,000
Non-current	7,633,000
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discont rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 8,919,000	$ 8,169,000